Offerings	Mar. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee of $70,945.22 is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrants' registration statement on Form S-3 filed with the Securities and Exchange Commission on July 31, 2023 (Registration Statement Nos. 333-273531 and 333-273531-01), was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. The "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement. Pursuant to Rule 457(n) promulgated under the Securities Act, no separate filing fee is required for the guarantee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantee of 5.950% Senior Notes due 2033
Maximum Aggregate Offering Price	$ 649,746,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99,476.19